FINANCIAL INSTRUMENTS - Concentrations of Risk (Details)	12 Months Ended
	Dec. 31, 2013 Rate	Dec. 31, 2012 Rate	Dec. 31, 2011 Rate
Concentration of risks:
Concentration Risk, Number of Customers	6
Concentration Risk, Percentage	25.00%
BG Group plc [Member]
Concentration of risks:
Concentration Risk, Number of Charters	2
Pertamina [Member]
Concentration of risks:
Concentration Risk, Number of Charters	1
Concentration Risk, Percentage	11.00%	13.00%	17.00%
DUSUP [Member]
Concentration of risks:
Concentration Risk, Number of Charters	1
Concentration Risk, Percentage	15.00%	17.00%	21.00%
Petrobas [Member]
Concentration of risks:
Concentration Risk, Number of Charters	2
PT Nusantara Regas [Member]
Concentration of risks:
Concentration Risk, Number of Charters	1
Eni Spa [Member]
Concentration of risks:
Concentration Risk, Number of Charters	1